Acquisitions and Divestitures - Straight Path (Details) - Straight Path - USD ($) $ / shares in Units, shares in Millions, $ in Billions	1 Months Ended
	Feb. 28, 2018	May 31, 2017
Business Acquisition [Line Items]
Business acquisition consideration		$ 3.1
Business acquisition, share price (in USD per share)		$ 184.00
Payments to acquire assets		$ 0.7
Number of shares issued related to assets purchase	49
Equity issued related to assets purchase	$ 2.4
Purchase of asset, deferred tax liability recognized	1.4
Wireless Licenses
Business Acquisition [Line Items]
Intangible assets acquired	$ 4.5